Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities	12 Months Ended
Dec. 31, 2019
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Results of Operations for Oil and Gas Producing Activities
Results of Operations for Oil and Gas Producing Activities
The results of operations for oil and gas producing activities for the years ended December 31, 2019, 2018 and 2017 are presented below. “Revenue” includes sales to third parties and inter-segment sales (at arm’s-length
prices), net of value-added taxes. Resource tax, crude oil special gain levy and other taxes are included in “taxes other than income taxes”. Income taxes are computed using the applicable statutory tax rate, reflecting tax deductions and tax credits for the respective years ended.

	2019
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	44,001	50,611	94,612
Inter-segment sales	379,968	14,956	394,924

	423,969	65,567	489,536
Production costs excluding taxes	(127,900)	(11,011)	(138,911)
Exploration expenses	(19,821)	(954)	(20,775)
Depreciation, depletion and amortization	(115,648)	(24,792)	(140,440)
Taxes other than income taxes	(24,876)	(5,853)	(30,729)
Accretion expense	(5,294)	(231)	(5,525)
Income taxes	(24,085)	(11,729)	(35,814)

Results of operations from producing activities	106,345	10,997	117,342

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	3,253	3,253

Total of the Group and equity method investments results of operations for producing activities	106,345	14,250	120,595

	2018
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	46,051	57,975	104,026
Inter-segment sales	381,740	4,542	386,282
	427,791	62,517	490,308
Production costs excluding taxes	(118,979)	(9,761)	(128,740)
Exploration expenses	(17,767)	(959)	(18,726)
Depreciation, depletion and amortization	(120,378)	(33,008)	(153,386)
Taxes other than income taxes	(30,140)	(6,262)	(36,402)
Accretion expense	(5,483)	(195)	(5,678)
Income taxes	(25,991)	(10,114)	(36,105)
Results of operations from producing activities	109,053	2,218	111,271
Equity method investments
Share of profit for producing activities of associates and joint ventures	—	3,867	3,867
Total of the Group and equity method investments results of operations for producing activities	109,053	6,085	115,138

	2017
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Revenue
Sales to third parties	39,588	39,330	78,918
Inter-segment sales	305,336	5,082	310,418

	344,924	44,412	389,336
Production costs excluding taxes	(112,182)	(7,830)	(120,012)
Exploration expenses	(16,732)	(7,152)	(23,884)
Depreciation, depletion and amortization	(135,703)	(18,436)	(154,139)
Taxes other than income taxes	(20,624)	(3,534)	(24,158)
Accretion expense	(5,212)	(241)	(5,453)
Income taxes	(12,098)	(3,667)	(15,765)

Results of operations from producing activities	42,373	3,552	45,925

Equity method investments
Share of profit for producing activities of associates and joint ventures	—	2,050	2,050

Total of the Group and equity method investments results of operations for producing activities	42,373	5,602	47,975